Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of Pyxis and its wholly-owned subsidiaries (the Vessel-owning companies and Merger Sub). All intercompany balances and transactions have been eliminated upon consolidation.

Pyxis, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. Pyxis evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2019, no such interest existed.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

Comprehensive Income / (Loss)

(c) Comprehensive Income / (Loss): The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive loss during the years ended December 31, 2017, 2018 and 2019 and, accordingly, comprehensive loss was equal to net loss.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. Resulting gains or losses are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive loss. All amounts in the financial statements are presented in thousand U.S. dollars rounded to the nearest thousand.

Commitments and Contingencies

(e) Commitments and Contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Insurance Claims Receivable

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation.

Concentration of Credit Risk

(g) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with qualified financial institutions with high creditworthiness. The Company performs periodic evaluations of the relative creditworthiness of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents and Restricted Cash

(h) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 7 and is presented separately in the accompanying consolidated balance sheets.

Income Taxation

(i) Income Taxation: Under the laws of the Republic of the Marshall Islands, the country of incorporation of certain of the Company’s vessel-owning companies, and/or the vessels’ registration, the vessel-owning companies are not liable for any income tax on their income derived from shipping operations. Instead, a tax is levied depending on the countries where the vessels trade based on their tonnage, which is included in Vessel operating expenses in the accompanying consolidated statements of comprehensive loss. The vessel-owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company believes that based on current legislation the relevant vessel-owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel-owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel-owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Under the laws of the Republic of Malta, the country of incorporation of certain of the Company’s vessel-owning companies, and/or the vessels’ registration, these vessel-owning companies are not liable for any income tax on their income derived from shipping operations. The Republic of Malta is a country that has an income tax treaty with the United States. Accordingly, income earned by vessel-owning companies organized under the laws of the Republic of Malta may qualify for a treaty-based exemption. Specifically, Article 8 (Shipping and Air Transport) of the treaty sets out the relevant rule to the effect that profits of an enterprise of a Contracting State from the operation of ships in international traffic shall be taxable only in that State.

Inventories

(j) Inventories: Inventories consist of lubricants and bunkers (where applicable) on board the vessels, which are stated at the lower of cost and net realizable value. Cost is determined by the first-in, first-out (“FIFO”) method.

Trade Accounts Receivable, Net

(k) Trade Accounts Receivable, Net: Under spot charters, the Company normally issues its invoices to charterers at the completion of the voyage. Invoices are due upon issuance of the invoice. Since the Company satisfies its performance obligation over the time of the spot charter, the Company recognizes its unconditional right to consideration in trade accounts receivable, net of a provision for doubtful accounts, if any. Trade accounts receivable from spot charters as of December 31, 2018 and 2019, amounted to $2,581 and $743, respectively. The allowance for doubtful accounts at December 31, 2018 and 2019, was nil and $26, respectively. Under time charter contracts, the Company normally issues invoices on a monthly basis 30 days in advance of providing its services. Trade accounts receivable from time charters as of December 31, 2018 and 2019, amounted to $4 and $500, respectively. Hire collected in advance includes cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The hire collected in advance as of December 31, 2018 and 2019 was $422 and $1,415 respectively and concerns hire received in advance from time charters.

Vessels, Net

(l) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are expensed as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate of $0.300 per ton. The Company estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. In the event that future regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life will be adjusted at the date such regulations are adopted.

Impairment of Long Lived Assets

(m) Impairment of Long Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions relating to time charter equivalent rates by vessel type, vessels’ operating expenses, management fees, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily time charter rate for the unfixed days (based on the most recent seven year historical average rates over the remaining estimated useful life of the vessels), expected outflows for vessels’ operating expenses, planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, pursuant to the Company’s existing group management agreement, and fleet utilization of 75.0% to 98.6% (depending on the type of the vessel) or 70% to 93.0%, including scheduled off-hire days for planned dry-dockings and vessel surveys, based on historical experience. The residual value used in the impairment test is estimated to be approximately $0.3 per lightweight ton in accordance with the vessels’ depreciation policy.

As of December 31, 2017, the Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for certain of its vessels. More specifically, the market values of these vessels were, in aggregate, $8,299 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of that date. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2017 and, accordingly, no adjustment to the vessels’ carrying values was required.

As of December 31, 2018, the Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for all of its vessels, except for the Pyxis Epsilon. More specifically, the market values of these vessels were, in aggregate, $9,987 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of that date. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2018, except for the Northsea Alpha and the Northsea Beta, for which a total Vessel impairment charge of $2,282 was recorded as of December 31, 2018, against Vessels, net (Notes 5, 6 and 10).

As of December 31, 2019, the Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for two of its vessels. More specifically, the market values of these vessels were, in aggregate, $3,354 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of that date. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2019, and, accordingly, no adjustment to the vessels’ carrying values was required.

Long-lived Assets Classified as Held for Sale

(n) Long-lived Assets Classified as Held for Sale: The Company classifies long lived assets and disposal groups as being held-for-sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. According to ASC 360-10-35, the fair value less costs to sell of the long-lived asset (disposal group) should be assessed at each reporting period it remains classified as held-for-sale. Subsequent changes in the long-lived asset’s fair value less costs to sell (increase or decrease) would be reported as an adjustment to its carrying amount, not exceeding the carrying amount of the long-lived asset at the time it was initially classified as held-for-sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held-for-sale and are classified in current assets on the consolidated balance sheet (Notes 5, 6).

Financial Derivative Instruments

(o) Financial Derivative Instruments: The Company enters into interest rate derivatives to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or its designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of comprehensive loss. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to the current period’s consolidated statement of comprehensive loss as financial income or expense.

Accounting for Special Survey and Dry-docking Costs

(p) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred at the yard and parts used in the dry-docking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a dry-dock or a survey is performed prior to the scheduled date, any remaining unamortized balances of the previous dry-dock and survey are immediately written-off. Unamortized dry-dock and survey balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale.

Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held-for-sale and are not recoverable as of the date of such classification are immediately written-off in the consolidated statement of comprehensive loss.

Financing Costs

(q) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to Interest and finance costs in the consolidated statements of comprehensive loss during the life of the related debt using the effective interest method. Unamortized costs relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. Commitment fees relating to undrawn loan principal are expensed as incurred.

Fair Value Measurements

(r) Fair Value Measurements: The Company follows the provisions of Accounting Standard Update (“ASU”) 2015-07 “Fair Value Measurements and Disclosures”, Topic 820, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 10).

Segment Reporting

(s) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Earnings / (loss) Per Share

(t) Earnings / (loss) per Share: Basic earnings / (loss) per share are computed by dividing net income / (loss) attributable to common equity holders by the weighted average number of shares of common stock outstanding.

The computation of diluted earnings / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and is performed using the treasury stock method. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2019.

Stock Compensation

(u) Stock Compensation: The Company has a stock based incentive plan that covers directors and officers of the Company and its affiliates and its consultants and service providers. Awards granted are valued at fair value and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock awarded at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method.

Going Concern

(v) Going Concern: The Company performs cash flow projections on a regular basis to evaluate whether it will be in a position to cover its liquidity needs for the next 12-month period and in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with significant assumptions relating to time charter equivalent rates by vessel type, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, the Company’s management fees and general and administrative expenses, and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

As of December 31, 2019, the Company had a working capital deficit of $5,301, defined as current assets minus current liabilities. The Company considered such deficit in conjunction with the future market prospects and potential future financings. As of the filing date of these consolidated financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through operating cash flows, management of working capital, sale of assets, refinancing indebtedness or raising additional equity capital, or a combination thereof. The Company believes that will be in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements for the next 12-month period.

Revenues, Net

(w) Revenues, net: The Company generates its revenues from charterers. The vessels are chartered using either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate.

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2017, 2018 and 2019:

	December 31, 2017	December 31, 2018	December 31, 2019
Revenues derived from spot charters, net	$16,668	$16,990	$8,067
Revenues derived from time charters, net	12,911	11,467	19,686
Revenues, net	$29,579	$28,457	$27,753

Revenue from customers (ASC 606): As of January 1, 2018, the Company adopted Accounting Standard Update (“ASU”) 2014-09 “Revenue from Contracts with Customers (Topic 606)”. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. The Company analyzed its contracts with charterers at the adoption date and has determined that its spot charters fall under the provisions of ASC 606, while its time charter agreements are lease agreements that fall under the provisions of ASC 842 and that contain certain non-lease components. The Company elected to adopt ASC 606 by applying the modified retrospective transition method, recognizing the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of accumulated deficit. As of December 31, 2017, there were no vessels employed under spot charters and as a result, the Company has not included any adjustments to the 2018 opening balance of accumulated deficit and prior periods were not retrospectively adjusted.

The Company assessed its contracts with charterers for spot charters and concluded that there is one single performance obligation for its spot charter, which is to provide the charterer with a transportation service within a specified time period. In addition, the Company has concluded that a spot charter meets the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. The adoption of this standard resulted in a change whereby the Company’s method of revenue recognition changed from discharge-to-discharge (assuming a new charter has been agreed before the completion of the previous spot charter) to load-to-discharge. This resulted in no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. This change results in revenue being recognized later in the voyage, which may cause additional volatility in revenues and earnings between periods. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter. The Company has determined that demurrage represents a variable consideration and estimates demurrage at contract inception. Demurrage income estimated, net of address commission, is recognized over the time of the charter as the performance obligation is satisfied.

Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of brokerage commissions, port and canal costs and bunker consumption, during the spot charter (load-to-discharge) and during the ballast voyage (date of previous discharge to loading, assuming a new charter has been agreed before the completion of the previous spot charter). Before the adoption of ASC 606, all voyage expenses were expensed as incurred, except for brokerage commissions. Brokerage commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Under ASC 606 and after the implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer and contract fulfillment costs, should be capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company assessed the new guidance and concluded that voyage costs during the ballast voyage represented costs to fulfil a contract which give rise to an asset and should be capitalized and amortized over the spot charter, consistent with the recognition of voyage revenues from spot charter from load-to-discharge, while voyage costs incurred during the spot charter should be expensed as incurred. With respect to incremental costs, the Company has selected to adopt the practical expedient in the guidance and any costs to obtain a contract will be expensed as incurred, for the Company’s spot charters that do not exceed one year. Vessel operating expenses are expensed as incurred.

In addition, pursuant to this standard and the new Leases standard (discussed below), as of January 1, 2018, the Company elected to present Revenues net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue in the accompanying consolidated statements of comprehensive loss. In this respect, for the year ended December 31, 2017, Revenues, net and Voyage related costs and commissions each decreased by $247. This reclassification has no impact on the Company’s consolidated financial position and results of operations for any of the periods presented.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

Revenues for the years ended December 31, 2017, 2018 and 2019, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2017	2018	2019
A	15%	—	—
B	16%	—	—
C	18%	—	—
D	—	23%	71%
E	—	15%	—
	49%	38%	71%

Leases: The Company elected to early adopt the new lease standard “Leases” ASC 842 as of September 30, 2018 with adoption reflected as of January 1, 2018. The Company adopted the standard by using the modified retrospective method and selected the additional optional transition method. Also, the Company elected to apply a package of practical expedients under ASC 842, which allowed the Company, not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. In this respect no cumulative-effect adjustment was recognized to the 2018 opening balance of accumulated deficit. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company concluded that the criteria for not separating the lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels, is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. Brokerage and address commissions on time charter revenues are deferred and amortized over the related voyage period, to the extent revenue has been deferred, since commissions are earned as revenues earned, and are presented in voyage expenses and as a reduction to voyage revenues (see above), respectively. Vessel operating expenses are expensed as incurred. By taking the practical expedients, existing time charters at January 1, 2018 continued to be accounted for under ASC 840 while new time charters commencing in 2018 and onwards are accounted for under ASC 842. The adoption of ASC 842 had no effect on the Company’s consolidated financial position and results of operations for the year ended December 31, 2018.

Restricted Cash

(x) Restricted Cash: As of January 1, 2018, the Company adopted the ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that the statement of cash flows explain the change in the total of cash and cash equivalents and restricted cash. ASU 2016-18 was adopted retrospectively for the years ended December 31, 2017, 2018 and 2019, and restricted cash of $5,000, $3,659 and $3,735, respectively, has been aggregated with cash and cash equivalents in both the beginning-of-period and end-of-period line items of the consolidated statements of cash flows for each of the periods presented. The implementation of this update has no impact on the Company’s consolidated balance sheet and consolidated statement of comprehensive loss.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying consolidated balance sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2017, 2018 and 2019.

	December 31, 2017	December 31, 2018	December 31, 2019
Cash and cash equivalents	$1,693	$545	$1,441
Restricted cash, current portion	141	255	535
Restricted cash, net of current portion	4,859	3,404	3,200
Total cash and cash equivalents and restricted cash	$6,693	$4,204	$5,176

Business Combinations

(y) Business combinations: As of January 1, 2018, the Company adopted the ASU No. 2017-01, “Business Combinations” (Topic 805) which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The implementation of this update had no effect on the Company’s consolidated financial position and results of operations for the year ended December 31, 2018.

New Accounting Pronouncements - Adopted

(z) New Accounting Pronouncements – Adopted

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): Part I. Accounting for Certain Financial Instruments with Down Round Features; Part II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-Controlling Interests with a Scope Exception, (ASU No. 2017-11). Part I of this Update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this Update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this Update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The implementation of this update had no effect on the Company’s consolidated financial position and results of operations for the year ended December 31, 2019.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (ASU No. 2017-12), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. Furthermore, in October 2018, the FASB issued ASU 2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate. The amendments in this Update apply to all entities that elect to apply hedge accounting to benchmark interest rate hedges under Topic 815. For entities that have not already adopted Update 2017-12, the amendments in this Update are required to be adopted concurrently with the amendments in Update 2017-12. Early adoption is permitted in any interim period upon issuance of this Update if an entity already has adopted Update 2017-12. The amendments should be adopted on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after the date of adoption. The implementation of this update had no effect on the Company’s consolidated financial position and results of operations for the year ended December 31, 2019.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Non-Employee Share-Based Payment Accounting (Topic 718): ASU No. 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. For public business entities, the amendments in ASU No. 2018-07 are effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The implementation of this update had no effect on the Company’s consolidated financial position and results of operations for the year ended December 31, 2019.

New Accounting Pronouncements - Not Yet Adopted

(aa) New Accounting Pronouncements – Not Yet Adopted:

In June 2016, the FASB issued ASU No. 2016-13—Financial Instruments—Credit Losses (Topic 326) —Measurement of Credit Losses on Financial Instruments. ASU No. 2016-13 amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. Furthermore, in November 2018, the FASB issued ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”. The amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In addition, in April 2019, the FASB issued ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”, the amendments of which provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement—Overall, and 825-10. The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update 2016-13, as amended by these Updates. The Company has assessed all the expected credit losses of its financial assets and the adoption of this ASU does not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company has assessed the impact of this new accounting guidance and the adoption of this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In October 2018, the FASB issued ASU 2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The FASB is issuing this Update in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the following areas: (i) applying the variable interest entity (VIE) guidance to private companies under common control and (ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU 2018-17 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.